Income Taxes - Net Loss before Income Tax Based on Jurisdictions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ (52,066)	$ (40,929)	$ (51,779)
Foreign	(12)	(40)	(244)
Net loss before income tax	$ (52,078)	$ (40,969)	$ (52,023)